Financial Information on Subsidiaries, Summarized (Tables)	12 Months Ended
Dec. 31, 2025
FINANCIAL INFORMATION ON SUBSIDIARIES, SUMMARIZED
Summary of Financial Information on Subsidiaries

	12-31-2025
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Grupo Enel Distribución Chile	Consolidated	851,097	2,368,902	3,219,999	929,500	1,517,263	773,236	3,219,999	1,783,852	(1,474,167)	309,685	188,514	81,304	(36,266)	45,038	(4,766)	40,272	69,304	109,576
Enel Generación Chile	Separate	1,542,591	2,891,709	4,434,300	1,009,538	617,732	2,807,030	4,434,300	3,034,642	(2,195,782)	838,860	693,327	614,983	(73,163)	690,170	(149,909)	540,261	(4,809)	535,452
Enel Distribución Chile	Separate	833,283	2,352,063	3,185,346	898,357	1,516,723	770,266	3,185,346	1,773,201	(1,469,388)	303,813	184,166	79,229	(36,641)	42,588	(4,252)	38,336	69,768	108,104
Empresa Eléctrica Pehuenche S.A.	Separate	90,860	155,618	246,478	60,025	32,722	153,731	246,478	210,418	(7,206)	203,212	193,823	186,918	5,424	192,342	(51,932)	140,410	—	140,410
Enel X Chile S.p.A.	Separate	91,590	105,395	196,985	100,111	119,398	(22,524)	196,985	59,316	(39,404)	19,912	(299)	(3,161)	(9,305)	(12,466)	2,063	(10,403)	(1,642)	(12,045)
Enel X Way Chile S.p.A.	Separate	11,904	2,258	14,162	4,113	89	9,960	14,162	9,026	(7,881)	1,145	(2,703)	(3,149)	66	(3,083)	(369)	(3,452)	1,068	(2,384)
Enel Mobility Chile SPA	Separate	2,440	10,769	13,209	15,843	—	(2,634)	13,209	2,077	(824)	1,253	(234)	(660)	(762)	(1,423)	30	(1,393)	(184)	(1,577)
Geotérmica del Norte S.A.	Separate	75,839	467,903	543,742	41,493	6,373	495,876	543,742	60,400	(22,750)	37,650	29,089	(1,217)	1,619	402	(112)	290	—	290
Parque Eólico Talinay Oriente S.A.	Separate	180,456	81,373	261,829	11,194	24,417	226,218	261,829	16,613	(1,526)	15,087	11,686	2,720	7,293	10,013	(2,786)	7,227	—	7,227
Enel Green Power Chile S.A	Separate	163,463	4,217,308	4,380,771	971,399	2,404,016	1,005,356	4,380,771	626,251	(158,969)	467,282	372,722	153,653	(147,663)	5,989	(3,988)	2,001	1,807	3,808
Grupo Enel Green Power Chile	Consolidated	389,146	4,281,131	4,670,277	993,473	2,440,443	1,236,361	4,670,277	633,961	(118,202)	515,759	413,498	154,291	(138,750)	16,295	(6,653)	9,642	1,813	11,455
Grupo Enel Generación Chile	Consolidated	1,592,111	2,976,415	4,568,526	1,133,121	650,323	2,785,082	4,568,526	3,181,163	(2,142,404)	1,038,759	887,065	801,902	(67,740)	754,176	(201,841)	552,335	(9,947)	542,388

	12-31-2024
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Grupo Enel Distribución Chile	Consolidated	672,130	2,221,489	2,893,619	778,405	1,441,983	673,231	2,893,619	1,739,261	(1,554,569)	184,692	64,074	(12,947)	(24,753)	(37,700)	10,695	(27,005)	(2,866)	(29,871)
Enel Generación Chile	Separate	1,764,103	2,938,084	4,702,187	1,098,514	856,968	2,746,706	4,702,188	3,138,498	(2,479,170)	659,328	528,678	468,214	(29,584)	592,180	(87,156)	505,024	192,858	697,882
Enel Distribución Chile	Separate	661,598	2,208,684	2,870,282	767,459	1,441,947	660,876	2,870,282	1,734,339	(1,549,787)	184,552	64,290	(11,656)	(25,088)	(36,744)	10,256	(26,488)	(2,861)	(29,349)
Empresa Eléctrica Pehuenche S.A.	Separate	93,036	159,190	252,226	51,691	34,431	166,103	252,225	263,976	(17,342)	246,634	237,890	230,568	4,024	234,591	(63,136)	171,455	—	171,455
Enel X Chile S.p.A.	Separate	71,274	79,846	151,120	73,655	87,923	(10,458)	151,120	50,196	(27,485)	22,711	3,156	2,173	(15,124)	(12,950)	3,727	(9,223)	19	(9,204)
Enel X Way Chile S.p.A.	Separate	16,996	2,553	19,549	6,808	419	12,321	19,548	3,257	(2,803)	454	(1,388)	(1,598)	157	(1,442)	(1,512)	(2,954)	(29)	(2,983)
Enel Mobility Chile SPA	Separate	2,371	8,214	10,585	11,641	—	(1,055)	10,586	732	(578)	154	(1,105)	(1,512)	(595)	(2,108)	(99)	(2,207)	—	(2,207)
Geotérmica del Norte S.A.	Separate	52,868	487,326	540,194	38,797	6,774	494,623	540,194	56,327	(16,266)	40,061	34,291	5,796	7,557	13,353	(2,431)	10,922	62,851	73,773
Parque Eólico Talinay Oriente S.A.	Separate	168,231	85,808	254,039	10,610	24,863	218,566	254,039	14,064	(1,396)	12,668	8,552	472	7,224	7,696	(2,012)	5,684	27,709	33,393
Enel Green Power Chile S.A	Separate	165,051	4,256,851	4,421,902	572,650	2,849,648	999,604	4,421,902	650,689	(184,237)	466,452	374,370	192,525	(120,097)	72,428	(20,652)	51,776	124,986	176,762
Grupo Enel Green Power Chile	Consolidated	356,366	4,345,940	4,702,306	592,274	2,887,505	1,222,526	4,702,305	653,462	(137,811)	515,651	417,214	197,929	(105,316)	92,322	(24,862)	67,460	148,999	216,459
Grupo Enel Generación Chile	Consolidated	1,811,614	3,013,024	4,824,638	1,186,433	891,182	2,747,025	4,824,640	3,263,370	(2,360,563)	902,807	766,426	698,781	(25,561)	683,149	(150,292)	532,857	196,569	729,426

	01-01-2024
	Financial Statements	Current Assets	Non-Current Assets	Total Assets	Current Liabilities	Non-Current Liabilities	Equity	Total Equity and Liabilities	Revenues	Raw Materials and Consumables Used	Contribution Margin	Gross Operating Income	Operating Income	Financial Results	Income before Taxes	Income tax	Profit (Loss)	Other Comprehensive Income	Total Comprehensive Income
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Grupo Enel Distribución Chile	Consolidated	611,474	2,108,250	2,719,724	656,696	1,266,059	796,969	2,719,724	1,799,739	(1,573,018)	226,721	109,986	37,305	(26,677)	9,544	7,127	16,671	5,068	21,739
Enel Generación Chile	Separate	1,869,472	3,297,128	5,166,600	1,428,818	997,226	2,740,555	5,166,599	3,683,387	(2,967,532)	715,855	571,286	501,550	52,028	742,681	(132,204)	610,477	(106,587)	503,890
Enel Distribución Chile	Separate	600,902	2,095,499	2,696,401	644,659	1,266,028	785,713	2,696,400	1,794,317	(1,571,309)	223,008	107,848	33,975	(25,711)	7,180	7,523	14,703	5,067	19,770
Empresa Eléctrica Pehuenche S.A.	Separate	103,951	177,114	281,065	57,442	41,362	182,261	281,065	259,215	(9,309)	249,906	239,865	231,817	8,169	239,986	(64,186)	175,800	—	175,800
Arcadia Generación Solar S.A. (1)	Separate	—	—	—	—	—	—	—	51,307	(1,082)	50,225	36,340	16,530	680	17,209	(7,112)	10,097	10,052	20,149
Enel X Chile S.p.A.	Separate	94,784	124,696	219,480	121,797	99,660	(1,977)	219,480	55,325	(21,532)	33,793	16,137	14,704	(50,900)	(36,196)	10,083	(26,113)	(37)	(26,150)
Geotérmica del Norte S.A.	Separate	23,623	512,912	536,535	42,240	11,751	482,544	536,535	54,608	(13,771)	40,837	31,892	5,229	(1,120)	4,110	(1,440)	2,670	12,349	15,019
Parque Eólico Talinay Oriente S.A.	Separate	157,552	90,561	248,113	8,934	26,805	212,374	248,113	16,688	(1,454)	15,234	11,260	3,219	8,289	11,508	(3,569)	7,939	5,532	13,471
Enel Green Power Chile S.A.	Separate	147,576	4,218,441	4,366,017	802,831	2,617,765	945,420	4,366,016	634,753	(248,647)	386,106	290,103	176,086	(97,546)	78,540	(19,185)	59,355	25,492	84,847
Grupo Enel Green Power Chile	Consolidated	303,073	4,339,862	4,642,935	828,326	2,662,412	1,152,196	4,642,934	638,354	(201,932)	436,422	333,255	183,760	(88,875)	94,950	(24,390)	70,560	30,218	100,778
Grupo Enel Generación Chile	Consolidated	1,919,559	3,363,969	5,283,528	1,559,789	1,038,190	2,685,549	5,283,528	3,807,867	(2,845,584)	962,283	810,992	733,367	60,197	811,463	(196,390)	615,073	(106,030)	509,043

(1)	See Note 33